Commitments and Contingencies	12 Months Ended
Jun. 30, 2026
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

24. COMMITMENTS AND CONTINGENCIES

Lease Commitments

As of June 30, 2026, there are no operating lease commitments that are short-term lease commitments, nor leases that have not yet commenced but that created significant rights and obligations for the Group, which are not included in right-of-use assets and lease liabilities.

Non-cancellable operating lease property management fee

The following table sets forth our contractual obligations of commitment related to lease property management fees as of June 30, 2026:

Commitment
Within 1 year	52,881
2-5 years	61,694
Total	114,575

The Group did not have significant commitments other than the loan lent in Note 7 and the above commitment as of June 30, 2026.

Contingencies

In the ordinary course of business, the Group may be subject to legal proceedings regarding contractual and employment relationships and a variety of other matters. The Group records contingent liabilities resulting from such claims, when a loss is assessed to be probable and the amount of the loss is reasonably estimable. In the opinion of management, there were no pending or threatened claims and litigation as of June 30, 2026 and through the issuance date of these consolidated financial statements.